DOMESTIC


                        MORGAN GRENFELL INVESTMENT TRUST
                              Institutional Shares

                      Supplement dated October 30, 1998 to
           Prospectus and Statement of Additional Information dated
                  February 25, 1998 (Revised March 6, 1998)


This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information ("SAI"). It should be retained and read in conjunction with such Prospectus and SAI.


For the Prospectus and SAI:

Investment Adviser
Effective November 1, 1998, the investment adviser to the Funds, Morgan Grenfell Capital Management Incorporated, has changed its name to Morgan Grenfell Incorporated. All other information disclosed in the prospectus and SAI concerning the Adviser remains the same.

Administrator
Effective November 1, 1998, the Administrator to the Funds, Morgan Grenfell Capital Management Incorporated, has changed its name to Morgan Grenfell Incorporated. All other information disclosed in the prospectus and SAI concerning the Administrator remains the same.
















             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                   INTERNATIONAL



                        MORGAN GRENFELL INVESTMENT TRUST
                              Institutional Shares

                      Supplement dated October 30, 1998 to
           Prospectus and Statement of Additional Information dated
                  February 25, 1998 (Revised March 6, 1998)


This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information ("SAI"). It should be retained and read in conjunction with such Prospectus or SAI.


For the Prospectus and SAI:

Administrator
Effective November 1, 1998, the Administrator to the Funds, Morgan Grenfell Capital Management Incorporated, has changed its name to Morgan Grenfell Incorporated. All other information disclosed in the prospectus and SAI concerning the Administrator remains the same.
























             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                        DOMESTIC



                        MORGAN GRENFELL INVESTMENT TRUST
                                 Service Shares

                      Supplement dated October 30, 1998 to
           Prospectus and Statement of Additional Information dated
                  February 25, 1998 (Revised March 6, 1998)



This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information ("SAI"). It should be retained and read in conjunction with such Prospectus and SAI.


For the Prospectus and SAI:


Investment Adviser
Effective November 1, 1998, the investment adviser to the Funds, Morgan Grenfell Capital Management Incorporated, has changed its name to Morgan Grenfell Incorporated. All other information disclosed in the prospectus and SAI concerning the Adviser remains the same.

Administrator
Effective November 1, 1998, the Administrator to the Funds, Morgan Grenfell Capital Management Incorporated, has changed its name to Morgan Grenfell Incorporated. All other information disclosed in the prospectus and SAI concerning the Administrator remains the same.


















             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                            INTERNATIONAL EQUITY



                        MORGAN GRENFELL INVESTMENT TRUST
                                 Service Shares

                      Supplement dated October 30, 1998 to
           Prospectus and Statement of Additional Information dated
                  February 25, 1998 (Revised March 6, 1998)


This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information ("SAI"). It should be retained and read in conjunction with such Prospectus and SAI.

For the Prospectus and SAI:

Administrator
Effective November 1, 1998, the Administrator to the Funds, Morgan Grenfell Capital Management Incorporated, has changed its name to Morgan Grenfell Incorporated. All other information disclosed in the prospectus and SAI concerning the Administrator remains the same.


























             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                    INTERNATIONAL FIXED INCOME



                        MORGAN GRENFELL INVESTMENT TRUST
                                 Service Shares

                      Supplement dated October 30, 1998 to
           Prospectus and Statement of Additional Information dated
                  February 25, 1998 (Revised March 6, 1998)


This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information ("SAI"). It should be retained and read in conjunction with such Prospectus or SAI.


For the Prospectus and SAI:

Administrator
Effective November 1, 1998, the Administrator to the Funds, Morgan Grenfell Capital Management Incorporated, has changed its name to Morgan Grenfell Incorporated. All other information disclosed in the prospectus and SAI concerning the Administrator remains the same.




























             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.